GOING CONCERN (RESTATED) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
GOING CONCERN [Abstract]
Accumulated deficit	$ 2,195,436	$ 1,441,395	$ 530,877